Exhibit 99.1

World Omni Auto Receivables Trust 2016-A

Monthly Servicer Certificate

May 31, 2017

Dates Covered
Collections Period	05/01/17 - 05/31/17
Interest Accrual Period	05/15/17 - 06/14/17
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/17	561,902,251.56	28,052
Yield Supplement Overcollateralization Amount 04/30/17	21,764,257.34	0
Receivables Balance 04/30/17	583,666,508.90	28,052
Principal Payments	20,685,379.31	465
Defaulted Receivables	1,656,151.88	78
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/17	20,660,915.01	0
Pool Balance at 05/31/17	540,664,062.70	27,509

Pool Statistics	$ Amount	# of Accounts
Pool Factor	61.11%
Prepayment ABS Speed	1.62%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	9,439,834.30	431
Past Due 61-90 days	2,714,582.04	124
Past Due 91-120 days	686,910.47	35
Past Due 121+ days	0.00	0
Total	12,841,326.81	590

Total 31+ Delinquent as % Ending Pool Balance	2.38%
Total 61+ Delinquent as % Ending Pool Balance	0.63%
Delinquency Trigger Occurred	NO

Recoveries	938,999.85
Aggregate Net Losses/(Gains) - May 2017	717,152.03
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.47%
Prior Net Losses Ratio	1.47%
Second Prior Net Losses Ratio	1.52%
Third Prior Net Losses Ratio	1.87%
Four Month Average	1.58%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.15%

Overcollateralization Target Amount	24,329,882.82
Actual Overcollateralization	24,329,882.82
Weighted Average APR	3.98%
Weighted Average APR, Yield Adjusted	5.82%
Weighted Average Remaining Term	52.86

Flow of Funds	$ Amount

Collections	23,579,639.27
Investment Earnings on Cash Accounts	12,629.56
Servicing Fee	(486,388.76)
Transfer to Collection Account	0.00
Available Funds	23,105,880.07

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	707,965.32
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	20,282,470.36
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	2,115,444.39

Total Distributions of Available Funds	23,105,880.07

Servicing Fee	486,388.76
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 05/15/17	536,616,650.24
Principal Paid	20,282,470.36
Note Balance @ 06/15/17	516,334,179.88

Class A-1
Note Balance @ 05/15/17	0.00
Principal Paid	0.00
Note Balance @ 06/15/17	0.00
Note Factor @ 06/15/17	0.0000000%

Class A-2
Note Balance @ 05/15/17	181,786,650.24
Principal Paid	20,282,470.36
Note Balance @ 06/15/17	161,504,179.88
Note Factor @ 06/15/17	45.8818693%

Class A-3
Note Balance @ 05/15/17	262,000,000.00
Principal Paid	0.00
Note Balance @ 06/15/17	262,000,000.00
Note Factor @ 06/15/17	100.0000000%

Class A-4
Note Balance @ 05/15/17	74,800,000.00
Principal Paid	0.00
Note Balance @ 06/15/17	74,800,000.00
Note Factor @ 06/15/17	100.0000000%

Class B
Note Balance @ 05/15/17	18,030,000.00
Principal Paid	0.00
Note Balance @ 06/15/17	18,030,000.00
Note Factor @ 06/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	707,965.32
Total Principal Paid	20,282,470.36
Total Paid	20,990,435.68

Class A-1
Coupon	0.62000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.32000%
Interest Paid	199,965.32
Principal Paid	20,282,470.36
Total Paid to A-2 Holders	20,482,435.68

Class A-3
Coupon	1.77000%
Interest Paid	386,450.00
Principal Paid	0.00
Total Paid to A-3 Holders	386,450.00

Class A-4
Coupon	1.95000%
Interest Paid	121,550.00
Principal Paid	0.00
Total Paid to A-4 Holders	121,550.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.8243370
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.6163971
Total Distribution Amount	24.4407341

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.5680833
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	57.6206544
Total A-2 Distribution Amount	58.1887377

A-3 Interest Distribution Amount	1.4750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.4750000

A-4 Interest Distribution Amount	1.6250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6250000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 05/15/17	2,196,494.13
Investment Earnings	1,246.09
Investment Earnings Paid	(1,246.09)
Deposit/(Withdrawal)	-
Balance as of 06/15/17	2,196,494.13
Change	-

Required Reserve Amount	2,196,494.13